Summary of Financial Information For Closed Block (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Liabilities:
Future policyholder benefits	$ 1,637	$ 1,669
Policyholder funds and accumulated dividends	138	139
Policyholder dividends payable	21	22
Policyholder dividend obligation	99	152
Other policy obligations and liabilities	35	33
Total liabilities	1,930	2,015
Assets:
Fixed maturity securities, available-for-sale	1,316	1,336
Mortgage loans, net of allowance	235	272
Policy loans	146	149
Other assets	71	86
Total assets	1,768	1,843
Excess of reported liabilities over assets	162	172
Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	(53)	35
Adjustment to policyholder dividend obligation	53	(35)
Maximum future earnings to be recognized from assets and liabilities	162	172	$ 182	$ 193
Available-for-Sale Securities
Fair value	1,316	1,336
Amortized cost	1,249	1,216
Shadow policyholder dividend obligation	(67)	(120)
Net unrealized appreciation	$ 0	$ 0